SHORT-TERM INVESTMENTS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short-term investments
SHORT-TERM INVESTMENTS
Investments, interest income	$ 1,248	¥ 8,687	¥ 7,303	¥ 4,021